Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 9,339	$ 5,783
Due within 1 year
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,246	1,012
Due after 1 year but within 2 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	2,031	1,874
Due after 2 years but within 3 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	1,134	787
Due after 3 years but within 4 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	870	736
Due after 4 years but within 5 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	765	522
Due after 5 years
Schedule of Future Minimum Lease Cash Inflows Under Non-cancellable Operating Leases [Line Items]
Total	$ 3,293	$ 852